NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
AUG 05 2011
Washington, DC 20549

[redacted]

11007875

CERTNAS
001-35261

P. William Slattery
Vice President
Listing Qualifications

By Facsimile and First Class Mail

August 5, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 1, 2011 The Nasdaq Stock Market (the "Exchange") received from Cathay Industrial Biotech, Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each representing three ordinary shares

Ordinary shares, par value US$0.001 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

*Application to be made for listing, not for trading, but only in connection with the registration of the American depositary shares pursuant to the requirements of the Securities and Exchange Commission.